Cover	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 3 to the Current Report on Form 8-K of Pineapple Energy Inc. (the “Company”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 10, 2022 (the “Initial Form 8-K”), as amended by the Amendment No. 1 to the Current Report on Form 8-K/A filed with the SEC on November 10, 2022 (the “First Amendment”), and as amended by the Amendment No. 2 to the Current Report on Form 8-K/A filed with the SEC on December 14, 2022 (the “Second Amendment”), to file the information required by Item 9.01(b) of Form 8-K related to the completion of the previously announced acquisition of SUNation Solar Systems, Inc. and certain of its affiliated entities (collectively, “SUNation”). Except as stated herein, no other information contained in the Initial Form 8-K, the First Amendment, or the Second Amendment has been amended.
Document Period End Date	Nov. 09, 2022
Entity File Number	001-31588
Entity Registrant Name	Pineapple Energy Inc.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10900 Red Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	996-1674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.05 per share
Trading Symbol	PEGY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false